PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 73.9%
Affiliated Mutual Funds 39.4%
PGIM Global Real Estate Fund (Class R6)	539,534	$ 13,321,100
PGIM Jennison Global Infrastructure Fund (Class R6)	712,217	11,217,417
PGIM Jennison MLP Fund (Class R6)	598,937	3,731,376
PGIM Jennison Natural Resources Fund (Class R6)	118,135	3,573,578
PGIM Select Real Estate Fund (Class R6)	526,465	6,717,690
Total Affiliated Mutual Funds (cost $34,500,456)(w)		38,561,161
Exchange-Traded Fund 0.6%
VanEck Vectors Gold Miners ETF (cost $518,594)	18,500	536,315

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 33.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,026	1,023,380
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,546	2,552,130
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	5,611	5,650,382
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	430	441,051
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,162	1,188,811
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	894	928,433
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	109	115,168
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,647	2,775,847
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	140	151,514
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	743	828,907
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	153	166,738
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	788	913,592
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	548	648,915
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	688	824,804
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	576	580,536
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	613	771,319
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,412	1,624,011
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,335	1,508,227
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	488	674,739
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	270	377,313
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,777	3,132,248
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,154	1,358,851
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,282	1,583,907
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	145	205,424
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	151	197,315

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	2,143	$ 2,928,805

Total U.S. Treasury Obligations (cost $31,344,496)				33,152,367

Total Long-Term Investments (cost $66,363,546)				72,249,843

	Shares
Short-Term Investments 25.7%
Affiliated Mutual Fund 3.8%
PGIM Core Ultra Short Bond Fund (cost $3,763,397)(w)	3,763,397	3,763,397
Unaffiliated Fund 8.2%
Dreyfus Treasury Securities Cash Management (cost $8,038,711)(bb)	8,038,711	8,038,711

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(bb)(k)(n) 13.7%
U.S. Treasury Bills	1.527%	03/19/20	10,900	10,879,417
U.S. Treasury Bills	1.531	03/19/20	500	499,056
U.S. Treasury Bills	1.531	03/19/20	2,000	1,996,223

Total U.S. Treasury Obligations (cost $13,373,371)				13,374,696

Total Short-Term Investments (cost $25,175,479)				25,176,804

TOTAL INVESTMENTS 99.6% (cost $91,539,025)				97,426,647
Other assets in excess of liabilities(z) 0.4%				354,778

Net Assets 100.0%				$ 97,781,425

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
LME—London Metal Exchange
MLP—Master Limited Partnership

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2020 (unaudited) (continued)
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
TIPS—Treasury Inflation-Protected Securities
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at January 31, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
14	Brent Crude	Apr. 2020	$ 792,680	$ (24,385)
9	Coffee ’C’	Mar. 2020	346,444	(52,913)
16	Copper	Mar. 2020	1,006,800	(48,039)
35	Corn	Mar. 2020	667,187	3,835
15	Cotton No. 2	Mar. 2020	506,250	8,819
4	Gasoline RBOB	Mar. 2020	252,689	(33,068)
71	Gold 100 OZ	Apr.2020	11,274,090	1,539
9	Hard Red Winter Wheat	Mar. 2020	209,475	11,078
15	Lean Hogs	Feb. 2020	342,750	(69,265)
15	Live Cattle	Feb. 2020	728,250	(25,030)
3	LME Nickel	Mar. 2020	230,625	(19,675)
18	LME PRI Aluminum	Mar. 2020	769,950	(51,020)
12	LME Zinc	Mar. 2020	661,500	(45,357)
6	Low Sulphur Gas Oil	Mar. 2020	301,500	(68,861)
62	Natural Gas	Feb. 2020	1,141,420	(191,332)
17	No. 2 Soft Red Winter Wheat	Mar. 2020	470,688	23,225
3	NY Harbor ULSD	Mar. 2020	205,178	(41,526)
27	Silver	Mar.2020	2,431,620	126,532
12	Soybean	Mar. 2020	523,500	(40,347)
16	Soybean Meal	Mar. 2020	465,600	(24,607)
4	Soybean Oil	Mar. 2020	71,856	(9,618)
24	Sugar #11 (World)	Mar. 2020	392,717	49,808
24	WTI Crude	Mar. 2020	1,237,440	(167,819)
				(688,026)

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Commodity Futures contracts outstanding at January 31, 2020(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions:
2	LME Nickel	Mar. 2020	$ 153,750	$ 12,204
7	LME PRI Aluminum	Mar. 2020	299,425	15,477
				27,681
				$(660,345)

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).